Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Summary of income (loss) before income taxes

The domestic and foreign components of income (loss) before provision for income taxes were as follows:

	2021	2020	2019
Domestic	$(301)	$12,837	$(29,247)
Foreign	(227)	(740)	(8,030)
Total (loss) income before income taxes	$(528)	$12,097	$(37,277)

Schedule of provision (benefit) for income taxes

The provision (benefit) for income taxes consisted of the following:

	Year Ended December 31,
	2021	2020	2019
Current (benefit) / provision
Federal	$(16)	$(16)	$(7)
State	112	188	20
Foreign	1,666	657	(370)
Total current (benefit) / provision	$1,762	829	$(357)
Deferred (benefit) / provision
Federal	$(23,020)	$7	$1
State	(2,682)	4	7
Foreign	(2,464)	101	(9)
Total deferred (benefit) / provision	$(28,166)	112	$(1)
Total (benefit) / provision
Federal	$(23,036)	$(9)	$(6)
State	(2,570)	192	27
Foreign	(798)	758	(379)
Total (benefit) / provision	$(26,404)	$941	$(358)

Summary of reconciliation of the U.S. statutory income tax rate to the Company's effective tax rate

A reconciliation of the U.S. federal statutory income tax rate of 21% for the years ended December 31, 2021, 2020 and 2019 to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2021	2020	2019
Income tax (benefit) provision at the U.S. federal statutory rate	$(111)	$2,540	$(7,828)
State income taxes	(519)	323	(543)
Permanent differences	292	(53)	521
Change in valuation allowance	(18,572)	(3,720)	6,258
Effect of foreign operations	(825)	325	373
Stock-based compensation	(838)	198	478
Transaction costs	1,262	—	—
Derivative liability	(6,612)	—	—
Effect of change in tax rates	(835)	(253)	(320)
Sale of foreign subsidiary	—	1,323	—
Research & development tax credits	(501)	(253)	(922)
Foreign currency translation & transactions	254	144	33
Prior period adjustments	—	230	1,210
Other	601	137	382
Total provision (benefit) for income taxes	$(26,404)	$941	$(358)

Summary of tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities

Significant components of deferred tax assets and liabilities as of were as follows:

	Year Ended December 31,
	2021	2020
Deferred tax assets
Net operating loss carryforwards	$93,592	$79,475
Accruals	3,503	2,879
Stock-based compensation	6,380	2,841
Bad debt	241	262
Deferred rent	4,167	5,043
Interest expense	735
Other	691	1,185
Total deferred tax asset	$109,309	$91,685
Valuation allowance	(66,848)	(83,978)
Net deferred tax asset	$42,461	$7,707

Deferred tax liabilities
Deferred state income tax	(1,596)	(2,087)
Depreciation and amortization	(1,905)	(1,720)
Intangible assets	(37,352)	(3,905)
Total deferred tax liability	$(40,853)	$(7,712)
Net deferred tax asset (liability)	$1,608	$(5)

Schedule of income tax examinations

Years
United States	2017
United Kingdom	2020
Japan	2016
Canada	2018